Related Parties	12 Months Ended
Jun. 30, 2024
Related Parties [Abstract]
Related parties

30. Related parties

a) Related-party transactions

	Assets		Liabilities
	2024	2023	2024	2023
Compensation plans
Management	1,233	1,838	-	-
	1,233	1,838	-	-
Other
Cresca (a)	129	71	1,611	1,471
Cresud (b)	1,170	248	1,859	58
Hemir I	436	-	5,805	5,040
	2,968	2,157	9,275	6,569
Total – Related parties	2,968	2,157	9,275	6,569

a)	Acquisition of biological assets and other fixed assets by Palmeiras, during the spin-off of Cresca.
b)	Expenses mainly refer to the implementation, development, and maintenance of systems.
c)	During the process of acquisition of the subsidiaries in Bolivia, the parties entered into an agreement to maintain the blocked contingency amount, aiming to protect the Company.

b)	Management compensation

The expenses with Management compensation were recorded under “General and administrative expenses”, as follows:

	2024	2023
Board of directors and executive board compensation	11,583	10,665
Bonus	1,754	1,879
Overall compensation	13,337	12,544
Share grants	1,025	3,833
	14,362	16,377

On October 24, 2023, the overall compensation of the Company’s managers for the current year, in the amount of R$16,590, was approved at the Annual and Extraordinary Shareholders Meeting.